Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	MEIHUA INTERNATIONAL MEDICAL TECHNOLOGIES cO., LTD.
Entity Central Index Key	0001835615
Entity File Number	001-41291
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Nov. 10, 2020
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	88 Tongda Road
Entity Address, Address Line Two	Touqiao Town
Entity Address, Address Line Three	Guangling District
Entity Address, City or Town	Yangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	225000
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Share, $0.05 par value
Trading Symbol	MHUAF
Security Exchange Name	NONE
Entity Common Stock, Shares Outstanding	697,914
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Leyi Lee
Contact Personnel Email Address	leeceo@meihuamed.com
Entity Address, Address Line One	88 Tongda Road
Entity Address, Address Line Two	Touqiao Town
Entity Address, Address Line Three	Guangling District
Entity Address, City or Town	Yangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	225000
Entity Phone Fax Numbers [Line Items]
City Area Code	+86-0514
Local Phone Number	89800199